Financial Instruments - Summary of Reconciliation Fair Value Measurements in Level 3 of Fair Value Hierarchy (Detail) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Opening balances	$ 9,368
Total gains and losses recognized in:
Closing balances	12,438	$ 9,368
Opening balances	1,043
Total gains and losses recognized in:
Closing balances	1,043	1,043
Derivative [Member]
Disclosure Of Financial Instruments [Line Items]
Acquired (refer note 7 (c) and 7 (d))	5,084
Total gains and losses recognized in:
—profit or loss	115
Total gains and losses recognized in:
Derecognition on discontinuation of equity accounted investment (refer note 7 (d))	5,199
Other Liabilities Related to Business Combinations [Member]
Disclosure Of Financial Instruments [Line Items]
Opening balances	9,368	10,075
Acquired (refer note 7 (c) and 7 (d))	7,311	4,411
Total gains and losses recognized in:
—profit or loss	215	673
Equity instruments at fair value through other comprehensive income (FVOCI) - net change in fair value		(858)
-effect of movements in foreign exchange rates	(207)	102
-equity	3,178
Payment during the period (refer note 7 (a))	(7,427)	(5,035)
Closing balances	12,438	9,368
Other Investments (Equity Securities FVOCI) [Member]
Total gains and losses recognized in:
Opening balances	452	452
Total gains and losses recognized in:
Closing balances	452	452
Other Investments Equity Securities FVTPL [Member]
Total gains and losses recognized in:
-profit or loss		(2,821)
Opening balances	591	3,412
Total gains and losses recognized in:
—profit or loss		(2,821)
Closing balances	$ 591	$ 591